Net Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Schedule of Details of Fee and Commission Income and Expense
Details of fee and commission income, fee and commission expense, and net fee and commission income for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	189,100	￦	178,412	￦	180,749
Lending activity fees		91,663		82,184		80,700
Credit card and debit card related fees		1,378,450		1,526,911		1,491,666
Agent activity fees		196,518		205,206		243,740
Trust and other fiduciary fees		331,827		408,834		337,171
Fund management related fees		154,612		178,090		130,629
Acceptances and guarantees fees		54,108		49,782		66,827
Foreign currency related fees		173,313		245,299		285,380
Securities agency fees		172,097		174,709		124,771
Other business account commission on consignment		40,461		39,178		36,211
Commissions received on securities business		793,278		881,407		628,449
Lease fees		636,301		897,983		1,004,670
Others		315,296		455,611		510,557

		4,527,024		5,323,606		5,121,520

Fee and commission expense
Trading activity related fees *		38,497		54,857		44,200
Lending activity fees		33,444		42,981		42,086
Credit card and debit card related fees		848,823		831,724		815,252
Outsourcing related fees		216,962		210,480		255,899
Foreign currency related fees		49,435		51,931		75,078
Others		380,924		506,050		567,373

		1,568,085		1,698,023		1,799,888

Net fee and commission income	￦	2,958,939	￦	3,625,583	￦	3,321,632

*	Fees from financial instruments at fair value through profit or loss